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RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

December 22, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Altegris KKR Commitments Master Fund
File Nos. 811-22963 & 333-195620

Ladies and Gentlemen:

On behalf of Altegris KKR Commitments Master Fund (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-2 (the “Amendment”) under the Securities Act of 1933, as amended and Amendment No. 9 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the purpose of (i) updating certain financial information and (ii) making other non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

We believe that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”).  In accordance with IC-13768, we respectfully request selective review of the Amendment limited to those disclosure items that have changed since the filing on April 21, 2016 of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (“PEA No. 2”).  The disclosure contained in the Registration Statement is substantially similar to the disclosure contained in PEA No. 2, which was declared effective on May 2, 2016.  Pursuant to the requirements of IC-13768, the Registrant will file a copy of this letter with its Amendment.

For your convenience, we will provide a blackline of the Amendment against PEA No. 2.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 698-3525.  Thank you.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz